SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Supplemental Cash Flow Information [Abstract]
Schedule of Cash Flow, Supplemental Disclosures [Table Text Block]
The following table contains additional information for the periods reported (in thousands):

	Six months ended June 30,
	2015	2014
Non-cash financial activities:
Common stock options issued as payment of accrued compensation	$—	$962
Common stock issued for consulting fees	27	—

The following table contains additional information for the periods reported (in thousands).

	Year Ended December 31,
	2014	2013
Non-cash financial activities:
Common stock options issued as payment of accrued compensation	$962	$999
Common stock and warrants issued for consulting fees	735	–
Derivative liability reclassified to equity upon exercise of warrants	–	80